Related-party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenues from related parties, net	$ 0	$ 86,555	$ 251,974
INXT- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net		32,045	93,664
INXO- Foshan
Related Party Transaction [Line Items]
Revenues from related parties, net		10,564	63,375
TPO Shanghai
Related Party Transaction [Line Items]
Revenues from related parties, net		5,632	4,148
INXO- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net		6,416	21,673
INXD- NingBo
Related Party Transaction [Line Items]
Revenues from related parties, net		2,534	12,637
Others (individually below 5%)
Related Party Transaction [Line Items]
Revenues from related parties, net		2,669	256
INX [Member]
Related Party Transaction [Line Items]
Revenues from related parties, net		$ 26,695	$ 56,221